Loans and Allowance for Loan Losses (Details 3)	Dec. 31, 2011	Dec. 31, 2010
Geographic distribution of loan portfolio as a percentage of total loans and total non-performing loans
Percentage of Loans within New York Metropolitan Area	81.70%	78.40%
Percentage of Loans Outside New York Metropolitan Area	18.30%	21.60%
Percentage of total loans	100.00%	100.00%
Percentage of Non Performing Loans within New York Metropolitan Area	77.60%	70.90%
Percentage of non-performing loans outside the New York metropolitan area	22.40%	29.10%
Percentage of total non-performing loans	100.00%	100.00%
New Jersey [Member]
Geographic distribution of loan portfolio as a percentage of total loans and total non-performing loans
Percentage of Loans within New York Metropolitan Area	44.70%	44.00%
Percentage of Non Performing Loans within New York Metropolitan Area	51.30%	45.70%
New York [Member]
Geographic distribution of loan portfolio as a percentage of total loans and total non-performing loans
Percentage of Loans within New York Metropolitan Area	22.40%	19.90%
Percentage of Non Performing Loans within New York Metropolitan Area	19.50%	18.70%
Connecticut [Member]
Geographic distribution of loan portfolio as a percentage of total loans and total non-performing loans
Percentage of Loans within New York Metropolitan Area	14.60%	14.50%
Percentage of Non Performing Loans within New York Metropolitan Area	6.80%	6.50%
Pennsylvania [Member]
Geographic distribution of loan portfolio as a percentage of total loans and total non-performing loans
Percentage of Loans Outside New York Metropolitan Area	4.70%	3.10%
Percentage of non-performing loans outside the New York metropolitan area	1.40%	1.20%
Virginia [Member]
Geographic distribution of loan portfolio as a percentage of total loans and total non-performing loans
Percentage of Loans Outside New York Metropolitan Area	2.60%	3.50%
Percentage of non-performing loans outside the New York metropolitan area	2.90%	4.60%
Illinois [Member]
Geographic distribution of loan portfolio as a percentage of total loans and total non-performing loans
Percentage of Loans Outside New York Metropolitan Area	2.30%	3.00%
Percentage of non-performing loans outside the New York metropolitan area	4.70%	4.90%
Maryland [Member]
Geographic distribution of loan portfolio as a percentage of total loans and total non-performing loans
Percentage of Loans Outside New York Metropolitan Area	2.00%	2.70%
Percentage of non-performing loans outside the New York metropolitan area	3.20%	4.40%
All others [Member]
Geographic distribution of loan portfolio as a percentage of total loans and total non-performing loans
Percentage of Loans Outside New York Metropolitan Area	6.70%	9.30%
Percentage of non-performing loans outside the New York metropolitan area	10.20%	14.00%